LEASES (Schedule of Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfQuantitativeInformationAboutLeaseLiabilitiesLineItems [Line Items]
Balance at beginning of year	$ 1,964	$ 1,878
Additions during year		172
Deletions during year	(20)	(25)
Interest expense during year	250	330
Exchange differences during year	132	154
Payments during year	(474)	(545)
Balance at end of year	1,852	1,964
Property [member]
DisclosureOfQuantitativeInformationAboutLeaseLiabilitiesLineItems [Line Items]
Balance at beginning of year	1,664	1,552
Additions during year
Deletions during year
Interest expense during year	228	257
Exchange differences during year	122	127
Payments during year	(281)	(272)
Balance at end of year	1,733	1,664
Motor vehicles [member]
DisclosureOfQuantitativeInformationAboutLeaseLiabilitiesLineItems [Line Items]
Balance at beginning of year	300	326
Additions during year		172
Deletions during year	(20)	(25)
Interest expense during year	22	73
Exchange differences during year	10	27
Payments during year	(193)	(273)
Balance at end of year	$ 119	$ 300